Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 0		$ 78,140
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	489		53
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		2,080
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	597,948	[1]	1,425,133	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	417,300	[1]	387,904	[2]
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	25,838		34,251
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	84,372		144,805
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	106,948		347,465
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	61,895		138,768
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	556		529
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	23,771		43,350
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	232,681	[3],[4]	630,130	[5]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	395,645	[3],[4]	364,387	[5]
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,495		4,865
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	15,050		40,741
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	486		505
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	20,313		22,184
Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,632		7,454
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	147		312
Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,645		21,205
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	54		23
Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	10,564		8,555
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,571		3,039
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	585		469
Non Covered Loans [Member] | PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	447,255	[1]	1,191,979	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	417,300	[1]	387,904	[2]
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,944		15,816
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	41,959		66,665
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	83,441		315,534
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	55,753		124,717
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	556		529
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	18,108		37,390
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	206,389	[3],[4]	596,105	[5]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	395,645	[3],[4]	364,387	[5]
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,495		4,865
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	20,313		22,184
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	147		312
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	17,054		19,300
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	54		23
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	10,562		8,551
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,550		3,036
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	585		469
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	150,693	[1]	233,154	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0	[1]	0	[2]
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	20,894		18,435
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	42,413		78,140
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	23,507		31,931
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	6,142		14,051
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	5,663		5,960
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	26,292	[3],[4]	34,025	[5]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0	[3],[4]	0	[5]
Non Covered Loans [Member] | UNITED STATES | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	15,050		40,741
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	486		505
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,632		7,454
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,591		1,905
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2		4
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	21		3
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 1 million in non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude $ 96 million in non-performing loans held-for-sale.
[3]	Non-covered loans by $43 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.
[4]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $115 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2013. Furthermore, the Corporation has approximately $50 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.
[5]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $86 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2012.